GENERAL	12 Months Ended
Dec. 31, 2020
GENERAL
GENERAL

1.    GENERAL

a.   Establishment and general information

Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk. (the “Company”) was originally part of “Post en Telegraafdienst”, which was established and operated commercially in 1884 under the framework of Decree No. 7 dated March 27, 1884 of the Governor General of the Dutch Indies which was published in State Gazette No. 52 dated April 3, 1884.

In 1991, the status of the Company was changed into a state-owned limited liability corporation (“Persero”) based on Government Regulation No. 25/1991. The ultimate parent of the Company is the Government of the Republic of Indonesia (the “Government”) (Notes 1c and 23).

The Company was established based on notarial deed No. 128 dated September 24, 1991 of Imas Fatimah, S.H. The deed of establishment was approved by the Ministry of Justice of the Republic of Indonesia in its Decision Letter No. C2‑6870.HT.01.01.Th.1991 dated November 19, 1991 and was published in State Gazette No. 5 dated January 17, 1992, Supplement No. 210. The Company's Articles of Association have been amended several times, in 2019 changes were made to adjust the Company's business activities based on Indonesian Standard Business Classification (“KBLI”) and to increase the flexibility and independence of the Board of Commissioners in approving the Directors’ actions at a certain threshold as stated in notarial deeds No. 32 dated June 21, 2019 of Ashoya Ratam, S.H., M.Kn. Such amendments were accepted and approved by the Ministry of Law and Human Rights of the Republic of Indonesia (“MoLHR”) in its letter No. AHU-0032595.AH.01.02 dated June 24, 2019.

In 2020, the Company , in accordance with its Articles of Association, amended its Company name to  Limited Liability Company (Persero) PT Telekomunikasi Indonesia Tbk. or abbreviated as PT Telkom Indonesia (Persero) Tbk. in the Indonesia Stock Exchange.

At the 2019 Annual General Meeting (“AGM”) of Stockholders of the Company, the Company made changes to the composition of the Company's management, as stated in the notarial Deed No. 12 dated July 10, 2020 of Ashoya Ratam, S.H., Mkn.. The change in the composition of the management has been received by the MoLHR in its letter No. AHU-AH. 01.03-0291419 dated July 16, 2020.

In accordance with Article 3 of the Company’s Articles of Association, the scope of its activities is to provide telecommunication network and telecommunication and information services, and to optimize the Company’s resources to provide high quality and competitive goods and/or services to gain/pursue profit in order to increase the value of the Company by applying the Limited Liability Company principle. In regard to achieving its objectives, the Company is involved in the following activities:

i.   Main business:

(a)  Planning, building, providing, developing, operating, marketing or selling or leasing, and maintaining telecommunications and information networks in a broad sense in accordance with prevailing laws and regulations.

(b)  Planning, developing, providing, marketing or selling, and improving telecommunications and information services in a broad sense in accordance with prevailing laws and regulations.

(c)  Investing including in the form of equity capital in other companies in line with and to achieve the purposes and objectives of the Company.

ii.   Supporting business:

(a)	Providing payment transactions and money transferring services through telecommunications and information networks.
(b)

Performing other activities and undertakings in connection with the optimization of the Company’s resources, which among others, include the utilization of the Company’s property and equipment and movable assets, information systems, education and training, and repairs and maintenance facilities.

(c)

Collaborating with other parties in order to optimize the information, communication or technology resources owned by other parties as service provider in information, communication and technology industry, as to achieve the purposes and objectives of the Company.

The Company’s head office is located at Jalan Japati No. 1, Bandung, West Java.

The Company was granted several networks and/or services provision licenses by the Government which are valid for an unlimited period of time as long as the Company complies with prevailing laws and regulations and fulfills the obligation stated in those licenses. For every license issued by the Ministry of Communication and Information (“MoCI”), an evaluation is performed annually and an overall evaluation is performed every five years. The Company is obliged to submit reports of networks and/or services annually to the Indonesian Directorate General of Post and Informatics (“DGPI”), which replaced the previous Indonesian Directorate General of Post and Telecommunications (“DGPT”).

The reports comprise information such as network development progress, service quality standard achievement, numbers of customers, license payment, and universal service contribution, while for internet telephone services for public purpose, internet interconnection service, and internet access service, there is additional information required such as operational performance, customer segmentation, traffic, and gross revenue.

Details of these licenses are as follows:

License	License No.	Type of services	Grant date/latest renewal date
License of electronic money issuer	Bank Indonesia License No. 11/432/DASP	Electronic money	July 3, 2009
License of money remittance	Bank Indonesia License No. 11/23/bd/8	Money remittance service	August 5, 2009
License to operate internet telephone services for public purpose	127/KEP/DJPPI/ KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate fixed domestic long distance network	839/KEP/M.KOMINFO/ 05/2016	Fixed domestic long distance and basic telephone services network	May 16, 2016
License to operate fixed closed network	844/KEP/ M.KOMINFO/05/2016	Fixed closed network	May 16, 2016
License to operate fixed international network	846/KEP/ M.KOMINFO/05/2016	Fixed international and basic telephone services network	May 16, 2016
License to operate circuit switched based local fixed line network	948/KEP/ M.KOMINFO/05/2016	Circuit switched based local fixed line network	May 31, 2016
License to operate data communication system services	191/KEP/DJPPI/ KOMINFO/10/2016	Data communication system services	October 31, 2016
License to operate internet service provider	2176/KEP/ M.KOMINFO/12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/ M.KOMINFO/16/2017	Content service provider	May 16, 2017
License for the implementation of internet interconnection services	1004/KEP/ M.KOMINFO/2018	Interconnection services	December 26, 2018

b.   Company’s Board of Commissioners, Directors, Audit Committee, Corporate Secretary, and Internal Audit

i.    Board of Commissioners and Directors

Based on resolutions made at the AGM of Stockholders of the Company as covered by notarial deed No. 133 of Ashoya Ratam., M.Kn. dated May 24, 2019 and No. 12 of Ashoya Ratam., S.H., M.Kn., dated July 10, 2020, the composition of the Company’s Boards of Commissioners and Directors as of December 31, 2019 and 2020, respectively, were as follows:

	2019	2020
President Commissioner/ Independent Commissioner	Rhenald Kasali	Rhenald Kasali
Commissioner	—	Alex Denni
Commissioner	—	Rizal Mallarangeng
Commissioner	—	Ahmad Fikri Assegaf
Commissioner	Ismail	Ismail
Commissioner	Marcelino Rumambo Pandin	Marcelino Rumambo Pandin
Independent Commissioner	Marsudi Wahyu Kisworo	Marsudi Wahyu Kisworo
Independent Commissioner	Cahyana Ahmadjayadi	Wawan Iriawan
Independent Commissioner	Margiyono Darsasumarja	Chandra Arie Setiawan
President Director	Ririek Adriansyah	Ririek Adriansyah
Director of Finance	Harry Mozarta Zen	Heri Supriadi
Director of Digital Business	Faizal Rochmad Djoemadi	Muhammad Fajrin Rasyid
Director of Strategic Portfolio	Achmad Sugiarto	Budi Setyawan Wijaya
Director of Enterprise and Business Service	Bogi Witjaksono	Edi Witjara
Director of Wholesale and International Services	Edwin Aristiawan	Dian Rachmawan
Director of Human Capital Management	Edi Witjara	Afriwandi
Director of Network, Information Technology and Solution	Zulhelfi Abidin	Herlan Wijanarko
Director of Consumer Service	Siti Choiriana	FM Venusiana R

ii.    Audit Committee, Corporate Secretary, and Internal Audit

The composition of the Company’s Audit Committee, Corporate Secretary, and Internal Audit as of December 31, 2019 and 2020, were as follows:

	2019	2020
Chairman	Margiyono Darsasumarja	Chandra Arie Setiawan
Member	Tjatur Purwadi	Marsudi Wahyu Kisworo
Member	Ismail	Wawan Iriawan
Member	Marcelino Rumambo Pandin	Marcelino Rumambo Pandin
Member	Sarimin Mietra Sardi	Sarimin Mietra Sardi
Member	—	Ahmad Fikri Assegaf
Member	—	Emmanuel Bambang Suyitno
Corporate Secretary	Andi Setiawan	Andi Setiawan
Internal Audit	Harry Suseno Hadisoebroto	Harry Suseno Hadisoebroto

c.    Public offering of securities of the Company

The Company’s number of shares prior to its Initial Public Offering (“IPO”) was totalling 8,400,000,000, consisting of 8,399,999,999 Series B shares and 1 Series A Dwiwarna share, were wholly-owned by the Government. On November 14, 1995, 933,333,000 new Series B shares and 233,334,000 Series B shares owned by the Government were offered to the public through an IPO and listed on the Indonesia Stock Exchange (“IDX”) and 700,000,000 Series B shares owned by the Government were offered to the public and listed on the New York Stock Exchange (“NYSE”) and the London Stock Exchange (“LSE”), in the form of American Depositary Shares (“ADS”). There were 35,000,000 ADS and each ADS represented 20 Series B shares at that time.

In December 1996, the Government had a block sale of its 388,000,000 Series B shares, and in 1997, distributed 2,670,300 Series B shares as incentive to the Company’s stockholders who did not sell their shares within one year from the date of the IPO. In May 1999, the Government further sold 898,000,000 Series B shares.

To comply with Law No. 1/1995 on Limited Liability Companies, at the AGM of Stockholders of the Company on April 16, 1999, the Company’s stockholders resolved to increase the Company’s issued share capital by the distribution of 746,666,640 bonus shares through the capitalization of certain additional paid-in capital, which was made to the Company’s stockholders in August 1999. On August 16, 2007, Law No. 1/1995 on Limited Liability Companies was amended by the issuance of Law No. 40/2007 on Limited Liability Companies which became effective on the same date. Law No. 40/2007 has no effect on the public offering of shares of the Company. The Company has complied with Law No. 40/2007.

In December 2001, the Government had another block sale of 1,200,000,000 shares or 11.9% of the total outstanding Series B shares. In July 2002, the Government further sold a block of 312,000,000 shares or 3.1% of the total outstanding Series B shares.

At the AGM of Stockholders of the Company held on July 30, 2004, the minutes of which are covered by notarial deed No. 26 of A. Partomuan Pohan, S.H., LLM., the Company’s stockholders approved the Company’s 2‑for‑1 stock split for Series A Dwiwarna and Series B share. The Series A Dwiwarna share with par value of Rp500 per share was split into 1 Series A Dwiwarna share with par value of Rp250 per share and 1 Series B share with par value of  Rp250 per share. The stock split resulted in an increase of the Company’s authorized capital stock from 1 Series A Dwiwarna share and 39,999,999,999 Series B shares to 1 Series A Dwiwarna share and 79,999,999,999 Series B shares, and the issued capital stock from 1 Series A Dwiwarna share and 10,079,999,639 Series B shares to 1 Series A Dwiwarna share and 20,159,999,279 Series B shares. After the stock split, each ADS represented 40 Series B shares.

During the Extraordinary General Meeting (“EGM”) held on December 21, 2005 and the AGMs held on June 29, 2007, June 20, 2008, and May 19, 2011, the Company’s stockholders approved phase I, II, III, and IV plan, respectively, of the Company’s program to repurchase its issued Series B shares.

During the period December 21, 2005 to June 20, 2007, the Company had bought back 211,290,500 shares from the public (stock repurchase program phase I). On July 30, 2013, the Company has sold all such shares.

At the AGM held on April 19, 2013 as covered by notarial deed No. 38 dated April 19, 2013 of Ashoya Ratam, S.H., M.Kn., the stockholders approved the changes to the Company’s plan on the treasury stock acquired under phase III.

At the AGM held on April 19, 2013, the minutes of which were covered by notarial deed No. 38 of Ashoya Ratam, S.H., M.Kn., the stockholders approved the Company’s 5‑for‑1 stock split for Series A Dwiwarna and Series B shares. Series A Dwiwarna share with par value of Rp250 per share was split into 1 Series A Dwiwarna share with par value of Rp50 per share and 4 Series B shares with par value of Rp50 per share. The stock split resulted in an increase of the Company’s authorized capital stock from 1 Series A Dwiwarna and 79,999,999,999 Series B shares to 1 Series A Dwiwarna and 399,999,999,999 Series B shares. The issued capital stock increase from 1 Series A Dwiwarna and 20,159,999,279 Series B shares to 1 Series A Dwiwarna and 100,799,996,399 Series B shares. After the stock split, each ADS represented 200 Series B shares. Effective from October 26, 2016, the Company change the ratio of Depositary Receipt from 1 ADS representing 200 Series B shares to become 1 ADS representing 100 Series B shares (Note 23). Profit per ADS information have been retrospectively adjusted in the consolidated statements of profit or loss and other comprehensive income to reflect the changes in the ratio of ADS.

On May 16 and June 5, 2014, the Company deregistered from Tokyo Stock Exchange (“TSE”)  and delisted from the LSE, respectively.

As of December 31, 2020, all of the Company’s Series B shares are listed on the IDX and 38,393,803 ADS shares are listed on the NYSE (Note 23).

On June 25, 2010, the Company issued the second Rupiah bonds with a nominal amount of Rp1,005 billion for Series A, with a five-year period, and Rp1,995 billion for Series B, with a ten-year period, respectively, which are listed on the IDX (Note 21b).

On June 16, 2015, the Company issued Continuous Bonds I Telkom Phase I Year 2015, with a nominal amount Rp2,200 billion for Series A, with a seven-year period, Rp2,100 billion for Series B, with a ten-year period, Rp1,200 billion for Series C, with a fifteen-year period, and Rp1,500 billion for Series D, with a thirty-year period, respectively which are listed on the IDX (Note 21b).

On December 21, 2015, the Company sold the remaining shares of treasury shares phase III.

On June 29, 2016, the Company sold the treasury shares phase IV.

At the AGM held on April 27, 2018, which were covered by notarial deed No. 54 of Ashoya Ratam, S.H., M.Kn., the stockholders approved for cancellation 1,737,779,800 shares of treasury stock by reduced the Company's capital stock.

d.   Subsidiaries

As of December 31, 2019 and 2020, the Company has consolidated the following directly or indirectly owned subsidiaries (Notes 2b and 2d):

i.  Direct subsidiaries:

		Year of
Subsidiary/place of		commencement	Percentage of ownership*		Total assets before elimination
incorporation	Nature of business	operations	2019	2020	2019	2020
PT Telekomunikasi Seluler (“Telkomsel”), Jakarta, Indonesia	Telecommunication - provides telecommunication facilities and mobile celullar services using Global Systems for Mobile Communication ("GSM") technology	1995	65	65	104,621	102,187
PT Dayamitra Telekomunikasi (“Dayamitra”), Jakarta, Indonesia	Leasing of towers and other telecommunication services	1995	100	100	21,815	26,613
PT Multimedia Nusantara (“Metra”), Jakarta, Indonesia	Network telecommunication services and multimedia	1998	100	100	17,369	17,946
PT Telekomunikasi Indonesia International (“TII”), Jakarta, Indonesia	Telecommunication	1995	100	100	11,352	12,182
PT Graha Sarana Duta (“GSD”), Jakarta, Indonesia	Leasing of offices and providing building management and maintenance services, civil consultant and developer	1982	100	100	6,043	6,148
PT Telkom Satelit Indonesia (“Telkomsat”), Jakarta, Indonesia	Telecommunication - provides satellite communication system, and the related services and infrastructures	1996	100	100	3,306	4,483
PT Telkom Akses (“Telkom Akses”), Jakarta, Indonesia	Construction, service and trading in the field of telecommunication	2013	100	100	4,463	4,336
PT PINS Indonesia (“PINS”), Jakarta, Indonesia	Telecommunication construction and services	1995	100	100	3,015	1,864
PT Metra-Net (“Metra-Net”), Jakarta, Indonesia	Multimedia portal service	2009	100	100	997	1,320
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infratel”), Jakarta, Indonesia	Construction, service and trading in the field of telecommunication	2014	100	100	1,706	1,074
PT Napsindo Primatel Internasional (“Napsindo”), Jakarta, Indonesia	Telecommunication - provides Network Access Point ("NAP"), Voice Over Data ("VOD"), and other related services	1999; ceased operations on January 13, 2006	60	60	5	5

*   Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

ii.   Indirect subsidiaries:

		Year of
Subsidiary/place of		commencement	Percentage of ownership*		Total assets before elimination
incorporation	Nature of business	operations	2019	2020	2019	2020
PT Sigma Cipta Caraka (“Sigma”), Tangerang, Indonesia	Information technology service - system implementation and integration service, outsourcing and software license maintenance	1988	100	100	6,824	6,008
PT Metra Digital Investama (“MDI”), Jakarta, Indonesia	Trading and/or providing service related to information and technology, multimedia, entertainment and investments	2013	100	100	1,732	3,461
Telekomunikasi Indonesia International Pte. Ltd., ("Telin Singapore"), Singapore	Telecommunication	2008	100	100	3,763	3,320
Telekomunikasi Indonesia International Ltd., ("Telin Hong Kong"), Hong Kong	Telecommunication	2010	100	100	2,026	2,652
PT Infomedia Nusantara (“Infomedia”), Jakarta, Indonesia	Data and information service-provides telecommunication information services and other information services in the form of print and electronic media, and call center services	1984	100	100	2,629	2,387
PT Telkom Landmark Tower (“TLT”), Jakarta, Indonesia	Property development and management services	2012	55	55	2,057	2,204
PT Finnet Indonesia (“Finnet”), Jakarta, Indonesia	Information technology services	2006	60	60	1,001	1,371
PT Metra Digital Media (“MD Media”), Jakarta, Indonesia	Directory information services	2013	100	100	1,144	1,121
PT Melon Indonesia (“Melon”), Jakarta, Indonesia	Digital content exchange hub services	2010	100	100	578	848
PT Persada Sokka Tama ("PST"), Jakarta, Indonesia	Providing telecommunication network infrastucture	2000	95	95	870	830
Telekomunikasi Indonesia International S.A. (“Telin TL”) S.A., Dili, Timor Leste	Telecommunication	2012	100	100	735	719
TS Global Network Sdn. Bhd. ("TSGN"), Petaling Jaya, Malaysia	Satellite service	1996	70	70	727	664
PT Telkomsel Mitra Inovasi ("TMI"), Jakarta, Indonesia	Business management consulting and capital venture services	2019	100	100	569	594
PT Swadharma Sarana Informatika ("SSI"), Jakarta, Indonesia	Cash replenishment services and ATM maintenance	2001	51	51	594	576
PT Administrasi Medika (“Ad Medika”), Jakarta, Indonesia	Health insurance administration services	2002	100	100	395	479
PT Nusantara Sukses Investasi ("NSI"), Jakarta, Indonesia	Service and trading	2014	100	100	266	316
PT Graha Yasa Selaras (“GYS”), Jakarta, Indonesia	Tourism service	2012	51	51	286	289
PT Metraplasa (“Metraplasa”), Jakarta, Indonesia	Network and e-commerce services	2012	60	60	221	260
PT Nutech Integrasi ("Nutech"), Jakarta, Indonesia	System integrator	2001	60	60	177	136
Telekomunikasi Indonesia International Inc. (“Telkom USA”), Los Angeles, USA	Telecommunication	2014	100	100	90	115
Telekomunikasi Indonesia International Pty. Ltd. (“Telkom Australia”), Sydney, Australia	Telecommunication	2013	100	100	117	88
Telekomunikasi Indonesia Intl (Malaysia) Sdn. Bhd. (“Telin Malaysia”), Malaysia	Telecommunication	2013	70	70	68	39
PT Satelit Multimedia Indonesia (“SMI”), Jakarta, Indonesia	Satellite services	2013	100	100	16	16

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

e.   Acquisition transactions of subsidiaries

i.    Dayamitra

PST

On February 19, 2019, Dayamitra purchased 95% ownership in PST from Rahina Dewayani and Rahayu based on a Conditional Stock Sale and Purchase Agreement. Based on the agreement, Dayamitra purchased 95% ownership of PST amounting to Rp1,113 billion and is required to purchase the remaining 5% ownership of PST within a maximum of 24 months from March 8, 2019, at the same price per share as the acquisition of 95% shares. In connection with such requirement, on December 31, 2019 Dayamitra recognized the liabilities to the previous shareholder of Rp80 billion.

In accordance with the terms and conditions of the agreement, at acquisition date, Dayamitra had substantially held 100% ownership of PST shares. The  acquisition was accounted as a business combination.

PST is a company engaged in managing tower rental. This new investment is expected to strengthen the Company's business portfolio.

Acquisition of Indosat’s Towers

On October 14, 2019, Dayamitra signed a Sales Purchase Agreement ("SPA") with PT Indosat, Tbk. ("Indosat") related to the purchase of Indosat's towers. The matters stipulated and agreed simultaneously with the SPA are as follows:

(a)Transfer of ownership 2,100 telecommunication towers (3,982 tenants) and their licenses;

(b)Transfer of 1,731 leases of lands previously leased by Indosat from third parties;

(c)369 leases of lands owned by Indosat; and

(d)Transfer of the collocation contracts and the related user's details of 3,982 existing tenants in the towers being acquired.

On December 20, 2019, Dayamitra and Indosat have signed Letter Agreement (Closing Memo), as a follow-up on the SPA, amounting to Rp4,443 billion.

In addition, Dayamitra and Indosat also signed Master Tower Lease Agreement ("MTLA"), which stipulated that Indosat agreed to lease back for one each of the slot in 2,100 telecommunication towers acquired. This acquisition was accounted for as an asset acquisition.

The fair values of the identifiable assets and liabilities at acquisition date for these two transactions were:

	Indosat’s
	Tower	PST shares	Total
Assets
Current assets	517	146	663
Property and equipment	3,453	634	4,087
Non-current assets	—	91	91
Liabilities	—	(610)	(610)
Net book value of net assets	3,970	261	4,231
The difference between fair value and book value of fixed assets	—	398	398
Other non-current assets	473	194	667
Deferred tax	—	(148)	(148)
Fair value of identifiable net assets acquired	4,443	705	5,148
Fair value consideration transferred	4,443	1,172	5,615
Goodwill	—	467	467

ii.   Telkomsel

Based on notarial deed of Bonardo Nasution, S.H. No. 12 dated January 18, 2019, Telkomsel established TMI. On February 18, 2019, Telkomsel paid Rp550 billion for 549,989 shares of the total 550,000 shares of TMI.

TMI is a company engaged in innovation and strategic investment. This new investment is expected to strengthen the Company's business portfolio in order to transform to telecommunication digital company.

f.    Completion and authorization for the issuance of the consolidated financial statements

The Company’s management is responsible for the preparation and fair presentation of these consolidated financial statements which have been completed and authorized for issuance by the Board of Directors of the Company on April 30, 2021.